Statement of Additional Information Supplement

June 15, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated June 15, 2018 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2018

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

Global Multi-Asset Income Portfolio

Global Strategist Portfolio

Mid Cap Growth Portfolio

High Yield Portfolio

Short Duration Income Portfolio

Strategic Income Portfolio

Ultra-Short Income Portfolio

Supplement dated June 15, 2018 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated June 8, 2018

Core Plus Fixed Income Portfolio (Class IS)

High Yield Portfolio (Class IR)

The fourth paragraph of the section of each Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

All other portfolio holdings information that has not been disseminated in a manner making it available generally as described above is non-public information for purposes of the Policy.

Please retain this supplement for future reference.